Summary of Significant Accounting Policies - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Cryptocurrencies	$ 156,448	$ 142,061	$ 480,370
Total Assets	156,448	142,061	480,370
Derivative liability	383,670	1,358,901
Total Liabilities	383,670	1,358,901
Level 1 [Member]
Cryptocurrencies	156,448	142,061	480,370
Total Assets	156,448	142,061	480,370
Derivative liability
Total Liabilities
Level 2 [Member]
Cryptocurrencies
Total Assets
Derivative liability		1,358,901
Total Liabilities		1,358,901
Level 3 [Member]
Cryptocurrencies
Total Assets
Derivative liability	383,670
Total Liabilities	$ 383,670